AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2018

1933 Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.

Post-Effective Amendment No.

THE ADVISORS’ INNER CIRCLE FUND III

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

Title of Securities being Registered: Institutional Shares, Investor Shares and Retail Shares of the BNP Paribas AM U.S. Inflation-Linked Bond Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on August 24, 2018 pursuant to Rule 488 under the Securities Act of 1933, as amended.

American Independence Funds Trust

75 Virginia Road, Box 14

North White Plains, NY 10603

(866) 410-2006

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF THE AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND

To Be Held on September [   ], 2018

A special meeting (“Meeting”) of the shareholders of the American Independence U.S. Inflation-Protected Fund (“Target Fund”), a series of American Independence Funds Trust (“Target Trust”) will be held on September [__], 2018 at [10:00 a.m.], Eastern Time, at the Target Trust’s offices located at 75 Virginia Road, North White Plains, NY 10603, to vote on the following proposal (“Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:	To approve an Agreement and Plan of Reorganization between the Target Fund and the BNP Paribas AM U.S. Inflation-Linked Bond Fund (“Acquiring Fund”), a newly created series of The Advisors’ Inner Circle Fund III (“Acquiring Trust”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (“Reorganization”).

Target Fund shareholders of record as of the close of business on August [__], 2018 (“Record Date”), are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies.

The Board of Trustees of the Target Trust (“Target Fund Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Target Fund Board recommends that you cast your vote “FOR” the Proposal as described in the accompanying Proxy Statement/Prospectus.

If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

By order of the Board of Trustees,

/s/ Darlene DeRemer

Darlene DeRemer
President, Chief Executive Officer and Trustee
[Date]

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROXY STATEMENT/PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

American Independence U.S. Inflation -Protected Fund, a series of American Independence Funds Trust 75 Virginia Road, Box 14 North White Plains, NY 10603 (646) 747-3469	BNP Paribas AM U.S. Inflation- Linked Bond Fund, a series of The Advisors’ Inner Circle Fund III One Freedom Valley Drive Oaks, Pennsylvania 19456 (800) 932-7781

PROXY STATEMENT/PROSPECTUS

August [__], 2018

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the American Independence U.S. Inflation-Protected Fund (“Target Fund”), a series of American Independence Funds Trust (“Target Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the BNP Paribas AM U.S. Inflation-Linked Bond Fund (“Acquiring Fund,” and, together with the Target Fund, “Funds”), a newly-created series of The Advisors’ Inner Circle Fund III (“Acquiring Trust”). The Target Fund and the Acquiring Fund are each a series of separate registered open-end management investment companies.

A special meeting of the shareholders of the Target Fund (“Meeting”) will be held at the Target Trust’s offices located at 75 Virginia Road, North White Plains, NY 10603 on September [__], 2018 at [10:00 a.m.], Eastern Time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal (“Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:	To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between the Target Fund and the Acquiring Fund providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”); (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (“Reorganization”).

The total dollar value of the Acquiring Fund Shares that shareholders will receive in the Reorganization will be the same or substantially the same as the total dollar value of the shares of the Target Fund that shareholders hold immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization, and the Target Fund anticipates receiving a legal opinion to that effect. For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Federal Income Tax Considerations” below.

The Board of Trustees of the Target Fund (“Target Fund Board”) has fixed the close of business on August [__], 2018 as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about August [__], 2018, to all shareholders eligible to vote on the Proposal.

At an in-person meeting held on February 22, 2018, the Target Fund Board approved the Reorganization Agreement and determined that the Reorganization is in the best interests of the Target Fund and its shareholders and will not dilute the interests of the existing shareholders of the Target Fund. Accordingly, the Target Fund Board recommends that shareholders of the Target Fund vote “FOR” the Proposal. If shareholders of the Target Fund do not approve the Proposal, the Target Fund Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the following:

1.	Prospectus dated March 1, 2018 for the Target Fund (“Target Fund Prospectus”);

2.	Statement of Additional Information dated March 1, 2018 for the Target Fund (“Target Fund SAI”);

3.	Supplements dated March 6, 2018 to the Target Fund Prospectus and Target Fund SAI;

4.	Prospectus dated [ ], 2018 for the Acquiring Fund (“Acquiring Fund Prospectus”);

5.	Statement of Additional Information dated [ ], 2018 for the Acquiring Fund (“Acquiring Fund SAI”);

6.	The audited financial statements and related report of the independent public accounting firm included in the Target Fund Annual Report to Shareholders for the fiscal year ended October 31, 2017 (“Target Fund Annual Report”); and

7.	The unaudited financial statements included in the Target Fund Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2018 (“Target Fund Semi-Annual Report”).

The financial highlights for the Target Fund contained in the Target Fund Semi-Annual Report are included in this Proxy Statement/Prospectus as Exhibit C.

These documents are on file with the Securities and Exchange Commission (“SEC”). The Target Fund Prospectus is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the Acquiring Fund Prospectus accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus (“Merger SAI”) also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Target Fund Prospectus, Target Fund SAI, Target Fund Annual Report and Target Fund Semi-Annual Report are available on the Target Fund’s website at www.americanindependence.com. Copies of these documents are also available at no cost by calling 1-866-410-2006 or by writing American Independence Funds Trust, 75 Virginia Road, Box 14, North White Plains, NY 10603. Copies of the Acquiring Fund SAI are available at no charge by writing to the Acquiring Fund, P.O. Box 588, Portland, ME, or by calling 1-844-4BNPPAM (1-844-426-7726). Copies of the Merger SAI may be obtained at no charge by writing to BNP Paribas AM U.S. Inflation-Linked Bond Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-844-4BNPPAM (1-844-426-7726).

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

Exhibits
EXHIBIT A Ownership of the Target Fund	A-1
EXHIBIT B Form of Agreement and Plan of Reorganization	B-1
EXHIBIT C Financial Highlights	C-1

No dealer, salesperson or any other person has been authorized to give any information or to make any representations regarding the Reorganization other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Target Fund or the Acquiring Fund. Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Fund Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Fund Prospectus, the Acquiring Fund SAI, and the Target Fund SAI carefully for more complete information.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning the Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the Proposal. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

On what am I being asked to vote?

You are being asked to approve transitioning the Target Fund to a new fund family. Specifically, as a Target Fund shareholder, you are being asked to vote on the approval of the Reorganization Agreement providing for the Reorganization of the Target Fund. The Reorganization Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

What are the reasons for the proposed Reorganization?

The proposed Reorganization would enable BNP PARIBAS ASSET MANAGEMENT USA, Inc. (“BNP”), the investment sub-adviser of the Target Fund and the investment adviser of the Acquiring Fund, to serve as the sole investment adviser with respect to the assets that you have invested in the Target Fund, by transferring such assets to the Acquiring Fund. The proposed Reorganization would, in turn, result in a reduction in management fees and annual fund operating expenses for each share class and would provide BNP with the opportunity to create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.

In considering the Reorganization and the Reorganization Agreement, the Target Fund Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Target Fund and its shareholders. The Target Fund Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Target Fund Board has carefully reviewed the Proposal and unanimously approved the Reorganization Agreement and the Reorganization.

The Board recommends that shareholders of the Target Fund vote “FOR” the Proposal.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of the Acquiring Fund having the same or substantially the same total dollar value as the total dollar value of the shares of the Target Fund that you held immediately prior to the closing of the Reorganization. Shareholders of the Target Fund’s Institutional Class and Premier Class Shares will receive Institutional Shares and Investor Shares of the Acquiring Fund, respectively, and shareholders of the Target Fund’s Class A Shares and Class C Shares will receive Retail Shares of the Acquiring Fund. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The Acquiring Fund Prospectus that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund.

How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

The Target Fund and the Acquiring Fund have substantially the same investment objective. The Target Fund’s investment objective is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital. The Acquiring Fund’s investment objective is to seek to maximize real return (i.e., total return adjusted for inflation), consistent with preservation of real capital and prudent investment management.

The Target Fund’s investment objective is fundamental, which means that it may only be changed with shareholder approval. The Acquiring Fund’s investment objective is non-fundamental, which means that it may be changed by the Board of Trustees of the Acquiring Fund (“Acquiring Fund Board”) without shareholder approval.

The principal investment strategies of the Acquiring Fund are substantially similar to the principal investment strategies of the Target Fund. Under normal circumstances, each Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in inflation-linked securities issued by the U.S. government, or its agencies or instrumentalities, and derivative instruments with economic characteristics similar to such securities. Both Funds may also invest in non-inflation-linked securities issued by the U.S. government, or its agencies or instrumentalities, and are managed by BNP using substantially the same investment process. The Acquiring Fund may, however, invest in securities of foreign (including both developed and emerging market) governments, or their agencies or instrumentalities, as part of its principal investment strategies, while the Target Fund may not invest in such securities as part of its principal investment strategies. In addition, the Acquiring Fund may invest in a broader set of derivative instruments as part of its principal investment strategies than the Target Fund may invest in as part of its principal investment strategies.

As a result, although the Funds describe them differently, the principal risks of owning shares of the Acquiring Fund are substantially similar to the principal risks of owning shares of the Target Fund. However, the Acquiring Fund is subject to the principal risks associated with its investments in securities of foreign governments, or their agencies or instrumentalities, which are not principal risks of the Target Fund. The principal risks associated with investments in securities of foreign governments, or their agencies or instrumentalities, differ from the principal risks associated with investments in securities issued by the U.S. government, or its agencies or instrumentalities. In addition, the Acquiring Fund may be subject to certain principal risks associated with investments in derivative instruments to greater degrees than the Target Fund because the Acquiring Fund may invest in a broader set of derivative instruments as part of its principal investment strategies than the Target Fund may invest in as part of its principal investment strategies.

The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and principal risks of the Target Fund and the Acquiring Fund.

How do the Funds’ expenses compare?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each share class of the Target Fund with the pro forma expense ratio of the corresponding share class of the Acquiring Fund. The Acquiring Fund’s investment advisory fee (0.25%) is lower than the Target Fund’s investment advisory fee (0.40%), and each share class of the Acquiring Fund is expected to have significantly lower Annual Fund Operating Expenses than the corresponding share class of the Target Fund. In addition, Retail Shares of the Acquiring Fund will not be subject to the sales charge (of up to 4.25%) imposed on purchases of Class A Shares of the Target Fund or the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A Shares or Class C Shares of the Target Fund. Please note that Target Fund shareholders will not pay any sales charges or CDSCs in connection with the Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

Fees and Expenses of the Funds	Current Target Fund	Pro Forma Acquiring Fund	Current Target Fund	Pro Forma Acquiring Fund
	Institutional Class Shares	Institutional Shares	Premier Class Shares	Investor Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.25%	0.40%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None	None	None	None
Shareholder Servicing Fees	None	None	0.15%	0.15%
Other Expenses[1]	0.34%	0.28%	0.34%	0.28%
Total Annual Fund Operating Expenses	0.74%	0.53%	0.89%	0.68%
Fee Waiver and/or Expense Reimbursement	None[2]	(0.28)%[3]	None[2]	(0.28%)[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.74%	0.25%	0.89%	0.40%

	Current Target Fund	Current Target Fund	Pro Forma Acquiring Fund
	Class A Shares	Class C Shares	Retail Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price at the time of purchase)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[4]	1.00%[5]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	0.45%	1.00%	0.25%
Shareholder Servicing Fees	None	None	0.15%
Other Expenses[1]	0.34%	0.34%	0.28%
Total Annual Fund Operating Expenses	1.19%	1.74%	0.93%
Fee Waiver and/or Expense Reimbursement	None[2]	None[2]	(0.28)%[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.19%	1.74%	0.65%

(1)	The Target Fund’s other expenses reflect annualized expenses for the semi-annual period ended April 30, 2018. The pro forma Acquiring Fund other expenses are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization, but do not include the estimated costs of the Reorganization as neither the Target Fund nor the Acquiring Fund will bear any Reorganization costs.

(2)	In order to keep the expense ratios of each of the share classes of the Target Fund competitive, Manifold Fund Advisors, LLC (“Manifold Fund Advisors”), the investment adviser of the Target Fund, has voluntarily agreed to reduce the management fee and reimburse or otherwise limit the expenses of each of the share classes of the Target Fund so that the net annual fund operating expenses for the Institutional Class Shares, Premier Class Shares, Class A Shares and Class C Shares will be 0.32%, 0.47%, 0.77% and 1.32% respectively, of the Target Fund’s average net assets for each such class of shares. The voluntary expense limit does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees and expenses, the cost of liability insurance coverage for the Target Trust and the Target Fund Board members and officers, legal fees and expenses of counsel to the Target Fund Board members who are not “interested persons” of the Target Trust or its investment adviser (“Target Fund Independent Trustees”), extraordinary expenses, or short sale dividend and interest expenses. Nonetheless, legal fees and expenses of counsel to the Target Fund Independent Trustees associated with the Reorganization will be paid by Manifold Fund Advisors and not the Target Fund.

(3)	BNP has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, Rule 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.25% of the average daily net assets of the Acquiring Fund’s Institutional Shares, Investor Shares, and Retail Shares until January 31, 2020 (“contractual expense limit”). In addition, BNP may receive from the Acquiring Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of the fee waivers or expense reimbursements made during the three year period preceding the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Acquiring Fund Board, for any reason at any time; or (ii) by BNP, upon ninety (90) days’ prior written notice to the Acquiring Trust, effective as of the close of business on January 31, 2020.

(4)	For purchases of $1,000,000 or more, a 0.50% CDSC will be assessed on Class A Shares redeemed within one year from the date of purchase, and a 0.25% CDSC will be assessed on Class A Shares redeemed after the first year and within the second year from the date of purchase. The CDSC will not be assessed on Class A Shares redeemed in connection with the Reorganization.

(5)	Class C Shares of the Target Fund are assessed a 1.00% CDSC if redeemed within one year from the date of purchase. Class C Shares automatically convert to Class A Shares after six years. The CDSC will not be assessed on Class C Shares redeemed in connection with the Reorganization.

Example

The Example is intended to help you compare the costs of investing in the Funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Acquiring Fund for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Target Fund — Institutional Class Shares	$76	$237	$411	$918
Acquiring Fund — Institutional Shares (Pro Forma)	$26	$125	$251	$622

Target Fund — Premier Class Shares	$91	$284	$493	$1,096
Acquiring Fund — Investor Shares (Pro Forma)	$41	$172	$334	$804

Target Fund — Class A Shares	$541	$787	$1,052	$1,807
Target Fund — Class C Shares	$277	$548	$944	$2,052
Acquiring Fund — Retail Shares (Pro Forma)	$66	$252	$471	$1,102

For the share class listed below, you would pay the following if you did not redeem your shares:

Target Fund — Class C Shares	$177	$548	$944	$2,052

For further discussion regarding the Target Fund Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION - Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Fund’s performance.

During the fiscal year ended October 31, 2017, the Target Fund’s portfolio turnover rate was 134% of the average value of its portfolio. No portfolio turnover information is included here for the Acquiring Fund because the Acquiring Fund has not yet commenced operations.

How do the performance records of the Funds compare?

If the Reorganization is approved, the Acquiring Fund will assume the performance history of the Target Fund. The Acquiring Fund does not have any performance history because it has not yet commenced operations.

The bar chart and table below provide some indication of the risks of investing in the Target Fund by showing changes in the performance of the Target Fund’s Institutional Class Shares from year to year and by showing how the Target Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Target Fund has been in existence since January 2, 2001, but until May 8, 2008, the Target Fund was organized as the U.S. Inflation-Indexed Portfolio of the FFTW Funds. The Target Fund’s past performance (before and after taxes) is not necessarily an indication of how it or the Acquiring Fund will perform in the future.

Updated performance figures are available on the Target Fund’s website at www.americanindependence.com or by calling the Target Fund at 1-888-266-8787. The Target Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Year-By-Year Total Returns – Institutional Class Shares

Best Quarter:	5.54%	Q1 2008
Worst Quarter:	-6.83%	Q2 2013

Year-to-date performance (non-annualized and before taxes) as of 6/30/2018: -0.12%

Average Annual Total Returns for Periods ended December 31, 2017

	1 Year	5 Years	10 Years
Fund Returns Before Taxes
Institutional Class Shares	2.88%	-0.10%	3.57%
Premier Class Shares	2.79%	-0.23%	3.42%
Class A Shares	-1.90%	-1.40%	2.76%
Class C Shares	0.90%	-1.08%	2.90%
Fund Returns After Taxes on Distributions
Institutional Class Shares	1.91%	-0.52%	2.38%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	1.58%	-0.36%	2.27%
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)	3.01%	0.13%	3.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Target Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A Shares, Class C Shares and Premier Class Shares, which are not shown, will vary from those shown for Institutional Class shares.

How do the investment advisers and distributors of the Funds compare?

Investment Advisers. Manifold Fund Advisors serves as the investment adviser, and BNP serves as the investment sub-adviser, of the Target Fund. BNP serves as the investment adviser of the Acquiring Fund.

Manifold Fund Advisors, a Delaware limited liability company, is located at 75 Virginia Road, Box 14, North White Plains, New York 10603. As of March 31, 2018, Manifold Fund Advisors had approximately $512 million in assets under management.

BNP, a New York corporation founded in 1972, is located at 200 Park Avenue, New York, New York 10166. BNP is an indirect wholly-owned subsidiary of BNP Paribas S.A., a publicly owned banking corporation organized under the laws of the Republic of France (“BNPP”). As of [XX], 2018, BNP had approximately $[XX] in discretionary and non-discretionary assets under management.

Distributors. Matrix 360 Distributors, LLC acts as the distributor of shares of the Target Fund. The address of Matrix 360 Distributors, LLC is 4520 Main Street, Suite 1425, Kansas City, MO 64111. SEI Investments Distribution Co. acts as the distributor of shares of the Acquiring Fund. The address of SEI Investments Distribution Co. is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

How do the Funds’ other service providers compare?

The following table identifies the other principal service providers of the Target Fund and the Acquiring Fund:

	Target Fund	Acquiring Fund
Administrator/Sub-Administrator:	Manifold Fund Advisors/UMB Fund Services	SEI Investments Global Funds Services/None
Transfer Agent:	Boston Financial Data Systems	Atlantic Fund Services, LLC
Custodian:	UMB Bank, N.A.	Brown Brothers Harriman & Co.
Auditor:	Grant Thornton LLP	PricewaterhouseCoopers LLP

How do the Funds’ purchase and redemption procedures and exchange policies compare?

You may purchase or redeem shares of either Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares of each Fund may be purchased or redeemed directly from the Fund or through financial intermediaries.

Institutional Class Shares and Premier Class Shares of the Target Fund are only available to certain categories of investors. Each share class of the Acquiring Fund is available to all investors. The purchase minimums for the Funds are as follows:

Target Fund

	Institutional Class Shares	Premier Class Shares	Class A Shares	Class C Shares
Initial Purchase	$20,000,000	$250,000	$5,000	$5,000
Subsequent Purchases	$5,000	$5,000	$250	$250

Acquiring Fund

	Institutional Shares	Investor Shares	Retail Shares
Initial Purchase	$5,000,000	$100,000	$2,500
Subsequent Purchases	None	None	None

Each Fund reserves the right to accept investments of smaller amounts in its sole discretion.

Target Fund shares may be exchanged for the same class of shares of the other series of the Target Trust. Acquiring Fund shares may be exchanged for the same class of shares of the other series of the Acquiring Trust for which BNP serves as investment adviser.

For more information on the purchase and redemption procedures and exchange policies of the Funds, see the Funds’ respective prospectuses.

How do the Funds’ sales charges and distribution arrangements compare?

Class A Shares of the Target Fund are subject to a sales charge and a CDSC, and Class C Shares of the Target Fund are subject to a CDSC, as described in the Target Fund Prospectus. None of the Acquiring Fund share classes are subject to a sales charge or CDSC. Accordingly, Retail Shares of the Acquiring Fund will not be subject to the sales charge or CDSC imposed on Class A Shares of the Target Fund, or the CDSC imposed on Class C Shares of the Target Fund. In addition, Target Fund shareholders will not pay any sales charges or CDSCs in connection with the Reorganization.

The Target Fund and the Acquiring Fund have adopted distribution and/or shareholder service plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), that allow certain share classes of the Funds to pay for the sale and distribution of shares, and for services provided to shareholders, at the following annual rates based on the average daily net assets of the share class:

	Rule 12b-1 Fee		Rule 12b-1 Fee
Target Fund - Class A Shares	0.50%	Acquiring Fund - Retail Shares	0.25%
Target Fund - Class C Shares	1.00%

Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How do the Funds’ shareholder servicing arrangements compare?

The Target Fund and the Acquiring Fund have adopted shareholder servicing plans that allow certain share classes of the Funds to pay for non-distribution shareholder services at the following annual rates based on the average daily net assets of the share class:

	Shareholder Servicing Fee		Shareholder Servicing Fee
Target Fund - Premier Class Shares	0.15%	Acquiring Fund - Investor Shares	0.15%
		Acquiring Fund - Retail Shares	0.15%

In addition, the Target Fund has adopted a Sub-Transfer Agency Plan pursuant to which it is permitted to pay a fee of up to an annual rate of 0.25% of the Target Fund’s average daily net assets to service organizations who provide administrative or other shareholder services such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, networking, account set-up, recordkeeping and other services. The Acquiring Fund may only make payments to service organizations for such services pursuant to its Rule 12b-1 plan and shareholder servicing plan, as described above.

How do the Funds’ valuation procedures compare?

With respect to the debt securities held by the Target Fund, the valuation procedures of the Acquiring Fund are similar to those of the Target Fund. Each Fund generally values the fixed income securities in its portfolio based upon valuations provided by independent pricing services. The Funds’ valuation procedures differ, however, because the Target Fund generally values a fixed income security based on the mean of the bid and ask prices for the security, while the Acquiring Fund generally values a fixed income security based on the bid price for the security. Because the Acquiring Fund’s valuation procedures (instead of the Target Fund’s valuation procedures) will be used to value the assets of the Target Fund for purposes of the Reorganization, the total dollar value of Acquiring Fund shares that you receive in the Reorganization may be lower than the total dollar value of your Target Fund shares immediately prior to the Reorganization.

For more information on the valuation procedures of the Funds, see the Funds’ respective prospectuses and SAIs.

Will the Acquiring Fund have different portfolio managers than the Target Fund?

While the portfolio management team of the Acquiring Fund is the same as the portfolio management team of the Target Fund, the Acquiring Fund has identified a larger group of team members as being primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio. The Acquiring Fund Prospectus provides biographical information about the individuals primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio.

Will there be any tax consequences resulting from the Reorganization?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion from Morgan, Lewis & Bockius LLP to that effect, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position. This means that the shareholders of the Target Fund will recognize no gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “THE PROPOSED REORGANIZATION – Federal Income Tax Considerations” below.

Will my dividends be affected by the Reorganization?

Yes. The Target Fund generally distributes its net investment income monthly, while the Acquiring Fund generally distributes its net investment income quarterly. Each Fund makes distributions of its net realized capital gains, if any, annually.

Who will pay the costs of the Reorganization?

BNP and Manifold Fund Advisors will pay all of the customary and ordinary expenses that are related to effecting the Reorganization. Neither the Target Fund nor the Acquiring Fund will bear any such costs.

When is the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around September [   ], 2018.

How do I vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.

If you sign your proxy card but do not make a specific choice, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Fund Board, and in their best judgment on other matters.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

What will happen if shareholders of the Target Fund do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund Board will consider other possible courses of action for the Target Fund.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Funds and the Reorganization. You are encouraged to read the entire document.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section describes the principal investment strategies of the Target Fund and the principal investment strategies of the Acquiring Fund, which are substantially similar. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Target Fund	Acquiring Fund

The Target Fund seeks to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital by outperforming the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-30 Year Index. Under normal market conditions:

⮚   At least 80% of the Target Fund's net assets, plus borrowings for investment purposes, will be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate (“80% Policy”); and

⮚   The Target Fund may invest in derivatives as a substitute for direct investment in inflation-indexed securities.

A notice will be sent to shareholders at least 60 days in advance of a change to the Target Fund’s 80% Policy.

Main types of securities in which the Target Fund may invest:

⮚   U.S. inflation-linked securities

⮚   Derivative securities (consisting of exchange-traded or OTC U.S. government bond futures and options on interest rates or U.S. government bonds as well as swaps, including inflation-linked swaps.)

⮚   U.S. government and agency securities that are not indexed to inflation

The Target Fund’s investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns over the benchmark. The strategies employ a top-down, macroeconomic approach to determine the Target Fund’s positioning on the yield curve, duration, maturity, and sector allocation. The Target Fund then initiates a process of security analysis based on several factors including, but not limited to, economic trends, inflation, and fiscal policy. This strategy seeks to outperform the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-30 Year Index before deducting for fund expenses. Although the value of the Target Fund’s shares will fluctuate, under normal market conditions, the Target Fund will seek to manage the magnitude of fluctuation by limiting the Target Fund’s duration. The Target Fund’s U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1-30 Year Index by more than 2 years. As of December 31, 2017, the average weighted duration of the Barclays U.S. TIPS 1-30 Year Index was 7.63 years (modified duration).

Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. inflation-linked bonds. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The U.S. inflation-linked bonds in which the Acquiring Fund invests are primarily Treasury Inflation-Protected Securities (“TIPS”). For purposes of the Acquiring Fund’s 80% investment policy, however, U.S. inflation-linked bonds also include other varieties of fixed income securities structured to provide protection against inflation that are issued by the U.S. government, or its agencies or instrumentalities, as well as derivatives (including inflation swaps) and other instruments with economic characteristics similar to such securities. The Acquiring Fund may also invest in other investment-grade bonds issued by the U.S. government, or its agencies or instrumentalities, and foreign (including both developed and emerging market) governments, or their agencies or instrumentalities. The Acquiring Fund may invest in securities denominated in any currency, and may invest in securities of any maturity or duration. The Fund’s U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index by more than 2 years. As of December 31, 2017, the average weighted duration of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index was 7.63 years (modified duration).

The Acquiring Fund may utilize derivatives, principally options, futures contracts, forward contracts and swap agreements, to gain or hedge (i.e., offset) exposure to securities, markets, currencies, or other instruments (including indices).

In seeking to achieve the Acquiring Fund’s investment objective, BNP combines qualitative research and quantitative analyses of macroeconomic and microeconomic, including supply and demand, factors to seek to buy securities for the Acquiring Fund that will be recognized as undervalued by the market, and increase in price, in the medium- to long-term (generally, greater than one year).

BNP will generally sell a security for risk or liquidity management purposes, or when there is a change in the factors supporting the investment rationale, the security reaches its price target or loss limit, or BNP identifies a more attractive investment opportunity. The Acquiring Fund may buy and sell investments frequently in seeking to achieve its objective.

Comparison of Principal Risks of Investing in the Funds

The principal risks of investing in the Acquiring Fund are discussed below. Although the Funds present their risks differently, the principal risks of the Target Fund and the Acquiring Fund are substantially similar, because the principal investment strategies of the Funds are substantially similar. However, as a result of the Acquiring Fund’s investments in securities of foreign governments, or their agencies or instrumentalities, the Acquiring Fund is subject to the following principal risks, as described below, that are not principal risks of the Target Fund: Foreign Sovereign Debt Securities Risk, Foreign Government Agencies Risk, and Foreign Currency Risk. In addition, the Acquiring Fund may be subject to certain principal risks described below under Derivatives Risk to greater degrees than the Target Fund because the Acquiring Fund may invest in a broader set of derivative instruments as part of its principal investment strategies than the Target Fund may invest in as part of its principal investment strategies.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Acquiring Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Inflation-Linked Securities Risk – Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

U.S. Government Securities Risk – The Acquiring Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The Acquiring Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Foreign Government Agencies Risk – Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Foreign Currency Risk – As a result of the Acquiring Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Acquiring Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Acquiring Fund would be adversely affected.

Derivatives Risk – The Acquiring Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Acquiring Fund, and may also cause the Acquiring Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Acquiring Fund engages in hedging strategies, there can be no assurance that such strategies will be effective or that there will be a hedge in place at any given time. The Acquiring Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Acquiring Fund to lose more than the principal amount invested in a derivative instrument.

Systematic or Quantitative Process Risk – There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, and the complex nature of designing and implementing portfolio construction systems and other quantitative models. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, BNP’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform.

Undervalued Securities Risk – The Acquiring Fund seeks to invest in securities that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions. If these developments do not occur, the market price of these securities may not rise as expected or may fall.

Portfolio Turnover Risk – The Acquiring Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Acquiring Fund. Shareholders may pay tax on such capital gains.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Acquiring Fund would like. The Acquiring Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Acquiring Fund management or performance.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. A comparison of the Target Fund’s and the Acquiring Fund’s fundamental and non-fundamental policies is provided below.

The Acquiring Fund has adopted fundamental policies that generally limit its investments only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, so as to avoid the need to seek shareholder approval to change a fundamental policy in connection with an amendment or new interpretation of such statute, rules or regulations. The Target Fund’s fundamental policies do not always provide the same level of flexibility, but, as described below, any differences between the Funds’ policies are not expected to materially impact the operations of the Funds.

FUNDAMENTAL POLICIES

	Target Fund	Acquiring Fund	Impact of Differences
Concentration	The Target Fund may not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.	The Acquiring Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions.	The difference between the policies is not expected to materially impact the operations of the Funds.

	Target Fund	Acquiring Fund	Impact of Differences
Borrowing and Senior Securities

The Target Fund may not borrow money or pledge, mortgage or hypothecate its assets, except that the Target Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% of the current value of its net assets for temporary or emergency purposes or to meet redemptions.

The Target Fund may not issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing, except as permitted by the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction.

The Acquiring Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Acquiring Fund is not subject to certain of the restrictions imposed by the Target Fund’s fundamental policy with respect to borrowing, but the differences between the borrowing policies are not expected to materially impact the operations of the Funds.

There is no material difference between the senior securities policies.

Lending	The Target Fund may not make loans, except as permitted by the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction.	The Acquiring Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	No material difference.

	Target Fund	Acquiring Fund	Impact of Differences
Commodities and Real Estate	The Target Fund may not invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein); invest in physical commodities, except that the Target Fund may invest in currency and financial instruments and contracts in accordance with its investment objective and policies, including, without limitation, structured notes, futures contracts, swaps, options on commodities, currencies, swaps and futures, ETFs, investment pools and other instruments, regardless of whether such instrument is considered to be a commodity.	The Acquiring Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The difference between the Acquiring Fund’s fundamental and non-fundamental policies with respect to commodities, taken together, and the Target Fund’s fundamental policy with respect to commodities is not expected to materially impact the operations of the Funds.

The difference between the Acquiring Fund’s fundamental and non-fundamental policies with respect to real estate, taken together, and the Target Fund’s fundamental policy with respect to real estate is not expected to materially impact the operations of the Funds.

Underwriting	The Target Fund may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act.	The Acquiring Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	No material difference.
Diversification	With respect to 75% of its assets, the Target Fund may not purchase a security if as a result, (a) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (b) the Target Fund would own more than 10% of the outstanding voting securities of such issuers.	The Acquiring Fund may purchase securities of an issuer, except if such purchase would cause the Acquiring Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.	No material difference.

NON-FUNDAMENTAL POLICIES

	Target Fund	Acquiring Fund	Impact of Differences
Commodities and Real Estate	None

The Acquiring Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The Acquiring Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

See above discussion regarding the commodities and real estate fundamental policies.
Illiquid Securities	The Target Fund may not invest more than 15% of the value of its net assets in investments which are illiquid.	The Acquiring Fund may not purchase an investment if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid securities.	No material difference.
Other

The Target Fund will limit borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Target Fund while any such borrowings exist), except as permitted by the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction.

The Target Fund may invest in securities issued by other investment companies that invest in the types of securities in which the Target Fund itself is permitted to invest. The Target Fund may not invest in securities of any registered investment company, except to the extent permitted under the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction or exemptive orders.

		None	Although the Acquiring Fund is not subject to the restrictions imposed by the Target Fund’s other non-fundamental policies, to the extent that the Acquiring Fund engages in activities that are prohibited by the Target Fund’s other non-fundamental policies, such activities are not expected to materially impact the operations of the Acquiring Fund.

The Target Fund may not sell securities short, except to the extent that the Target Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

The Target Fund may not purchase securities on margin, except that the Target Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

The Target Fund may not purchase or retain the securities of any issuer, if those individual officers and trustees of the Target Trust, the Target Fund’s investment adviser, or the Target Fund’s distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

The Target Fund may not invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Target Fund’s net assets, may be warrants which are not listed on a U.S. stock exchange.

The Target Fund may not write, purchase or sell puts, calls or combinations thereof, except that the Target Fund may purchase or sell puts and calls as otherwise described in the Target Fund Prospectus or Target Fund SAI; however, the Target Fund will invest no more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging.

The Target Fund will not invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years’ continuous operation (except (a) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (b) municipal securities which are rated by at least two NRSRO’s or determined by the Target Fund’s investment adviser to be of a comparable rating) provided the Target Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Target Fund.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in the Funds’ respective prospectuses and SAIs.

Comparison of Shareholder Rights

The Target Fund is a series of the Target Trust, and the Acquiring Fund is a series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Fund is governed by a Trust Instrument dated October 8, 2004, as amended on June 10, 2005, its bylaws and Delaware law. The Acquiring Fund is governed by an Agreement and Declaration of Trust dated December 4, 2013, its bylaws and Delaware law. The governing instruments are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about each Fund’s governing instruments is provided below.

Shares. The trustees of the Target Fund and the Acquiring Fund each have the power to issue shares without shareholder approval. The governing instruments of the Target Fund and the Acquiring Fund indicate that the amount of shares that the Target Fund and the Acquiring Fund each may issue is unlimited. Shares of the Target Fund and the Acquiring Fund have no preemptive rights.

Shareholder Meetings. Neither Fund is required to hold annual meetings of shareholders. Shareholder meetings for the Target Fund may be called by the Board of the Target Fund, and shareholder meetings for the Acquired Fund may be called by the president, chairperson of the Board, or the Board of the Acquired Fund. Except as required by the 1940 Act, shareholders of the Funds are not entitled to call shareholder meetings.

Voting Rights. The 1940 Act provides that shareholders of the Target Fund and the Acquiring Fund have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Fund and the Acquiring Fund provide that shareholders have the right to vote (a) for the election and removal of trustees, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state; or (c) on such other matters as the trustees may consider necessary or desirable. The governing instruments of the Target Fund further clarify that shareholders have the right to vote with respect to any investment advisory or management contract.

The governing instruments of the Target Fund and the Acquiring Fund further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Fund and the Acquiring Fund are not entitled to cumulative voting in the election of trustees.

Quorum and Voting. The governing instruments of the Target Fund and the Acquiring Fund provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (33⅓%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except a plurality vote is necessary for the election of trustees. If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Submission of Shareholder Proposals. The Target Fund and the Acquiring Fund do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Fund or Acquiring Fund, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Fund and the Target Fund, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Fund and the Acquiring Fund are limited to only those matters, including the nomination and election of trustees, that are properly brought before the meeting. These requirements are intended to provide the Target Fund Board or the Acquiring Fund Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

Derivative Actions. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (a) was a shareholder at the time of the transaction complained about or (b) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

Amendment of Governing Instruments. Except as otherwise required by applicable law, the Target Fund Board and the Acquiring Fund Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Target Fund’s Trust Instrument or the Acquired Fund’s Agreement and Declaration of Trust which would affect the shareholders’ right to vote. The bylaws of either Fund may be amended, and/or restated at any time, without shareholder approval.

Liability of Shareholders. The governing instruments for the Target Fund and the Acquiring Fund generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Reorganization Agreement, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus. A summary of all material provisions of the Reorganization Agreement is provided below and should be read carefully.

With respect to the Reorganization, if shareholders of the Target Fund approve the Reorganization Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred.

The value of the net assets of the Target Fund will be computed using the valuation procedures of the Acquiring Fund. With respect to the debt securities held by the Target Fund, the valuation procedures of the Acquiring Fund are similar to those of the Target Fund. Each Fund generally values the fixed income securities in its portfolio based upon valuations provided by independent pricing services. The Funds’ valuation procedures differ, however, because the Target Fund generally values a fixed income security based on the mean of the bid and ask prices for the security, while the Acquiring Fund generally values a fixed income security based on the bid price for the security. Because the Acquiring Fund’s valuation procedures (instead of the Target Fund’s valuation procedures) will be used to value the assets of the Target Fund for purposes of the Reorganization, the value of your account with the Acquiring Fund immediately after the Reorganization may be lower than the value of your account with the Target Fund immediately prior to the Reorganization.

Shareholders of the Target Fund’s Institutional Class Shares and Premier Class Shares will receive Institutional Shares and Investor Shares of the Acquiring Fund, respectively, and shareholders of the Target Fund’s Class A Shares and Class C Shares will receive Retail Shares of the Acquiring Fund.

The Target Fund and the Acquiring Fund will be required to make representations and warranties that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Reorganization Agreement are satisfied or waived, consummation of the Reorganization (“Closing”) is expected to occur on or around September [   ], 2018 (“Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (“Effective Time”).

Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

The obligations of the Acquiring Fund and the Target Fund are subject to the following conditions, among others:

•	the Acquiring Fund’s Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the Target Fund shall have approved the Agreement;

•	the Acquiring Fund and Target Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Reorganization Agreement have been satisfied; and

•	the Acquiring Fund and Target Fund shall each have received a legal opinion from Morgan, Lewis & Bockius LLP that the consummation of the transactions contemplated by the Reorganization Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

If shareholders of the Target Fund do not approve the Reorganization Agreement or if the Reorganization does not otherwise close, the Target Fund Board will consider what additional action to take. The Reorganization Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Reorganization Agreement may be amended or modified in a writing signed by the parties to the Reorganization Agreement.

Section 15(f) of the 1940 Act provides a non-exclusive safe harbor under which an investment adviser to a registered investment company (or an affiliated person of such investment adviser) may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract with the investment company if the following two conditions are satisfied: (1) for a period of three years after the transaction, at least 75% of the board of the investment company (or its successor) cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser of the investment company (or its successor); and (2) no “unfair burden” may be imposed on the investment company as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement, during the two-year period after the transaction occurs, whereby the investment adviser, or predecessor or successor adviser, or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly (a) from the investment company or its security holders (other than compensation for bona fide investment advisory or other services), or (b) from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation for principal underwriting services). BNP has agreed to use its best efforts to ensure that the Reorganization will comply with the safe harbor provisions of Section 15(f) of the 1940 Act.

Board Considerations in Approving the Reorganization

In assessing and approving the Reorganization Agreement and determining to submit the Reorganization Agreement to the Target Fund’s shareholders for approval, the Target Fund Board met in-person on February 22, May 31 and June 6, 2018 and participated in various telephonic Board meetings to review and consider information requested by the Target Fund Board and counsel to the Target Fund Independent Trustees. The materials requested included information relating to the Reorganization, the Reorganization Agreement, the Acquiring Trust (and its service providers, trustees and officers), the Acquiring Fund (and its investment objectives, investment program, risks, and restrictions), and BNP and its affiliates. The materials reviewed and discussed by the Target Fund Board included a draft of the Reorganization Agreement and information regarding projected expense ratios for the different classes of shares of the Acquiring Fund following the Reorganization.

In its deliberations, the Target Fund Board did not identify any single factor that was paramount or controlling, and individual Target Fund Board members may have attributed different weights to various factors. The general factors considered by the Target Fund Board in assessing and approving the Reorganization and the Reorganization Agreement and recommending that they be submitted to the Target Fund’s shareholders included, among others, in no order of priority:

•	the recommendation of Manifold Fund Advisors that the Reorganization would be in the best interests of the Target Fund and its shareholders;

•	the gross total annual fund operating expenses and expense ratios projected for each of the classes of shares of the Acquiring Fund following the Reorganization, before fee waivers and/or expense reimbursements, is expected to be lower than the current gross total annual fund operating expenses and expense ratios of each of the classes of shares of the Target Fund;

•	BNP’s contractual agreement to cap the expenses of the classes of shares of the Acquiring Fund through January 31, 2020 on better terms and at lower levels than the voluntary expense caps applicable to the classes of shares of the Target Fund;

•	the continuity and compatibility of the investment objectives, principal investment strategies, program and risks of the Target Fund after it merges with and into the Acquiring Fund;

•	the reputational, financial, and operational strength and resources of BNP and the continuity of portfolio management team of BNP in managing the assets of the Target Fund following the Reorganization; and

•	the anticipated tax-free nature of the exchange of shares in the Reorganization.

The Target Fund Board further acknowledged that (i) Manifold Fund Advisors’ limited financial resources, (ii) the decreasing assets of the Target Trust, and (iii) the loss of certain key Target Trust personnel made the continuation of the Target Fund as a series of the Target Trust increasingly difficult to sustain.

After considering all of the factors outlined above, and such other factors as the Target Fund Board deemed appropriate, the Target Fund Board, including the Target Fund Independent Trustees, approved the Reorganization. In approving the Reorganization, the Target Fund Board determined that the Reorganization would be in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders would not be diluted as a result of the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (“Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(F) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

•	No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

•	No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of all of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

•	No gain or loss will be recognized by the Target Fund upon the distribution of Acquiring Fund Shares to shareholders of the Target Fund in complete liquidation (in pursuance of the Reorganization Agreement) of the Target Fund pursuant to Section 361(c)(1) of the Code;

•	The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer pursuant to Section 362(b) of the Code;

•	The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized;

•	No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund Shares (including fractional shares, if any, to which they may be entitled) pursuant to Section 354(a) of the Code;

•	The aggregate tax basis of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares, if any, to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

•	The holding period of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares, if any, to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code;

•	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code; and

•	The consummation of the Reorganization will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Reorganization and the part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Morgan, Lewis & Bockius LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Morgan, Lewis & Bockius LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Such opinion will be conditioned upon the performance by the Target Fund and the Acquiring Fund of their respective undertakings in the Reorganization Agreement and upon the representation letters provided by officers of the Funds to Morgan, Lewis & Bockius LLP. A copy of the opinion will be filed with the SEC and will be available for public inspection. Opinions of counsel are not binding upon the IRS or the courts.

Significant holders of shares of the Target Fund (generally, those holders that own at least 1% of the total outstanding stock (by vote or value) of the Target Fund or that own Target Fund securities with an aggregate basis of $1 million or more immediately prior to the Reorganization) generally will be required to attach a statement to their U.S. federal income tax return for the year in which the Reorganization occurs that contains the information listed in U.S. Treasury Regulation 1.368-3(b).

If you acquired different blocks of shares of the Target Fund at different times or for different prices, you should consult your tax advisor concerning the treatment of the basis and holding period for the different blocks of stock in the Reorganization. You should also consult your tax adviser regarding the U.S. federal income tax consequences to you, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion is only a general summary of certain federal income tax consequences.

Costs of the Reorganization

BNP and Manifold Fund Advisors will pay all of the customary and ordinary expenses that are related to the Reorganization (“Reorganization Expenses”). Neither the Target Fund nor the Acquiring Fund will bear any Reorganization Expenses. Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the Acquiring Fund’s Registration Statement on Form N-14, including legal expenses; (b) postage; (c) accounting fees; (d) solicitation costs of the Reorganization; (e) expenses associated with the preparation of the Reorganization Agreement and the Closing documents, certificates and opinions, including legal expenses; (f) expenses associated with special meetings of the Acquiring Trust Board and Target Trust Board in connection with the approval of the Reorganization, including legal expenses; (g) expenses associated with the Special Meeting of the Target Fund shareholders, including legal expenses; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees).

Board Recommendation

The Target Fund Board unanimously recommends that shareholders of the Target Fund approve the proposed Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about August [          ], 2018, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on August [__], 2018 (“Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of the Target Fund on the Record Date was approximately [XX]. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy card. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

Quorum Requirement and Adjournment

The presence in person or by proxy of the holders of record of one-third (33⅓%) of the outstanding shares of the Target Fund shall constitute a quorum at the Meeting, permitting action to be taken.

In the event that a quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote in favor of such adjournment with respect to those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment with respect to those proxies required to be voted against the Proposal, provided that abstentions and broker non-votes will be disregarded for this purpose.

In tallying shareholder votes, abstentions (i.e., shares for which a proxy is presented abstaining from voting on the Proposal) and “broker non-votes” (i.e., shares held by brokers or nominees for which proxies are presented indicating that instructions have not been received from the beneficial owners or persons entitled to vote on a particular matter for which the broker does not have discretionary voting power, such as the Proposal) will be counted for purposes of determining whether a quorum is present for the conduct of business at the Meeting. Under applicable law, abstentions and broker non-votes do not constitute votes “for” or “against” the Proposal and will be disregarded in determining votes cast for purposes of determining whether the Proposal is approved by shareholders.

Vote Necessary to Approve the Proposal

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of the Target Fund. A “1940 Act Majority” of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

Proxy Solicitation

The solicitation of proxies will be largely by mail, but may include telephonic, Internet or oral communication by officers and employees of the Target Fund, Manifold Fund Advisors, BNP and their affiliates, who will not be paid for these services. The Target Fund will request that broker/dealer firms, custodians, nominees, and fiduciaries forward proxy materials to the beneficial owners of the shares of record.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of the Record Date, to the knowledge of the Target Fund, owned 5% or more of the outstanding shares of a class of the Target Fund can be found at Exhibit A.

To the best of the knowledge of the Target Trust, the ownership of shares of the Target Fund by executive officers and trustees of the Target Fund as a group constituted less than 1% of the shares of the Target Fund as of the Record Date.

OTHER MATTERS

Capitalization

The following table shows the capitalization of the Target Fund as of June 30, 2018 and of the Acquiring Fund on a pro forma combined basis (unaudited) as of June 30, 2018, giving effect to the proposed Reorganization. The following is an example of the number of shares of the Acquiring Fund that would be exchanged for the shares of the Target Fund if the Reorganization was consummated on June 30, 2018 and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

The capitalizations of the Target Fund and the Acquiring Fund are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund – Institutional Class Shares	$122,031,185	11,565,778	$10.55
Acquiring Fund – Institutional Shares	–	–	–
Pro Forma Adjustments(1)	$(66,065)	–	$(0.01)
Acquiring Fund – Institutional Shares (pro forma)	$121,965,120	11,565,778	$10.55

Target Fund – Premier Class Shares	$679,399	64,709	$10.50
Acquiring Fund – Investor Shares	–	–	–
Pro Forma Adjustments(1)	$(368)	–	$(0.01)
Acquiring Fund – Investor Shares (pro forma)	$679,031	64,709	$10.49

Target Fund – Class A Shares	$14,063,899	1,337,004	$10.52
Target Fund – Class C Shares	$11,756,452	1,148,481	$10.24
Acquiring Fund – Retail Shares	–	–	–
Pro Forma Adjustments(1)	$(13,979)	(30,838)	$(0.01)
Acquiring Fund – Retail Shares (pro forma)	$25,806,372	2,454,647(2)	$10.51

(1)	The Pro Forma Adjustments reflect the differences in the Funds’ valuation procedures.
(2)	Pro forma Shares Outstanding are calculated by dividing the adjusted net assets of the Class C Shares of the Target Fund by the adjusted net asset value per share of the Class A Shares of the Target Fund and adding the result to the number of Class A Shares of the Target Fund currently outstanding.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value.

Shareholder Proposals

Any shareholder proposal intended to be presented at any future meeting of Target Fund shareholders must be received by the Target Trust at its principal offices a reasonable time before the solicitation of proxies for such meeting in order for such proposal to be considered for inclusion in the proxy statement and form or forms of proxy relating to such meeting.

EXHIBIT A

OWNERSHIP OF THE TARGET FUND

Significant Holders

The following table shows, as of the Record Date, the accounts of the Target Fund that own of record 5% or more of a class of shares of the Target Fund. Unless otherwise indicated, the Target Trust has no knowledge of beneficial ownership.

Shareholders Name and Address	Total Shares	Percentage

A-1

EXHIBIT B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [__] day of [ ], 2018 by and among The Advisors’ Inner Circle Fund III, a Delaware statutory trust (“Acquiring Trust”), on behalf of the BNP Paribas AM U.S. Inflation-Linked Bond Fund (“Acquiring Fund”); the American Independence Funds Trust, a Delaware statutory trust (“Target Trust”) on behalf of the American Independence U.S. Inflation-Protected Fund (“Target Fund”) (the Acquiring Fund and Target Fund are each referred to herein as a “Fund,” and collectively, the “Funds”); BNP PARIBAS ASSET MANAGEMENT USA, Inc. (“BNP”), the investment adviser to the Acquiring Fund (only for purposes of Sections 4.3, 5.12, and 9.1 of this Agreement); and Manifold Fund Advisors, LLC (“Manifold Fund Advisors”), the investment adviser to the Target Fund (only for purposes of Sections 4.1, 4.4, 5.12, 9.1 and 11.2 of this Agreement). The principal place of business of the Acquiring Trust is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The principal place of business of the Target Trust and Manifold Fund Advisors is 75 Virginia Road, Box 14, North White Plains, New York 10603. The principal place of business of BNP is 200 Park Avenue, New York, New York 10166. Other than the Acquiring Fund and the Target Fund, no other series of either the Acquiring Trust or the Target Trust are parties to this Agreement.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Target Fund to the Acquiring Fund, in exchange solely for shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, “Acquiring Fund Shares”) as provided in Section 2.3 of this Agreement and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and

(b)	the pro rata distribution of all the Acquiring Fund Shares to the shareholders of the Target Fund as provided in Section 2.3 of this Agreement, and the termination, dissolution and complete liquidation of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement (“Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Target Fund is a separate series of the Target Trust, the Acquiring Trust and the Target Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), and the Target Fund owns securities that generally are assets of the same character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund has been organized to continue the business and operations of the Target Fund;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Target Trust, including a majority of the Independent Trustees, has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all its assets, as set forth in Section 1.2 of this Agreement, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees (a) to deliver to the Target Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 of this Agreement; and to assume all the liabilities of the Target Fund, as set forth in Section 1.3 of this Agreement. All Acquiring Fund Shares delivered to the Target Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Agreement (“Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Target Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivables, owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date (as defined in Section 3.1 of this Agreement).

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Target Fund to the extent that such liabilities relate to periods prior to or at the Closing Date, which assumed liabilities shall include all the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether arising in the ordinary course of business, whether determinable at the Closing Date, and whether specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is reasonably possible (“Liquidation Date”)

(a) the Target Fund will distribute pro rata, in complete liquidation of the Target Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Agreement) (“Target Fund Shareholders”), all the Acquiring Fund Shares received by the Target Fund pursuant to Section 1.1 of this Agreement; and

(b) the Target Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Agreement. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be redeemed by the Target Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Target Fund, in an amount computed in the manner set forth in Section 2.3 of this Agreement, to be distributed to the Target Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Target Trust shall make any filings with the State of Delaware that may be required under state law to effect the termination of the Target Fund, and shall file final tax returns with the State of New York, as needed, and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 TERMINATION. The Target Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Agreement.

1.9 BOOKS AND RECORDS. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10 INITIAL SHARES. Prior to the Closing, if the Acquiring Fund has not already done so, the Acquiring Fund will issue 10 (ten) shares of the Acquiring Fund (each, an “Initial Share” and collectively, the “Initial Shares”) to SEI Investments Global Funds Services (“Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Target Fund’s net assets shall be the value of all the Target Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day next preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Target Fund’s liabilities. The value of the Target Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Acquiring Trust’s Pricing Policy and Procedures and the Acquiring Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of the Acquiring Fund Shares shall be the aggregate net asset value of the Target Fund computed on the Valuation Date, using the valuation procedures set forth above.

2.2 VALUATION OF SHARES. The net asset value per share for the Institutional Shares, Investor Shares and Retail Shares of the Acquiring Fund shall be equal to the net asset value per share for the Institutional Class Shares, Premier Class Shares and Class A Shares, respectively, of the Target Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Agreement. Institutional Shares and Investor Shares of the Acquiring Fund will be issued in exchange for Institutional Class Shares and Premier Class Shares of the Target Fund, respectively, and Retail Shares of the Acquiring Fund will be issued in exchange for Class A Shares and Class C Shares of the Target Fund, as described in Section 2.3 below.

2.3 SHARES TO BE ISSUED. The number of full and fractional Institutional Shares and Investor Shares to be issued by the Acquiring Fund in exchange for the net assets of the Target Fund shall be equal to the number of full and fractional Institutional Class Shares and Premier Class Shares of the Target Fund, respectively, issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. The number of full and fractional Retail Shares to be issued by the Acquiring Fund in exchange for the net assets of the Target Fund shall be equal to the sum of (i) the number of full and fractional Class A Shares of the Target Fund issued and outstanding on the Valuation Date and (ii) the aggregate net asset value of the Class C Shares of the Target Fund divided by the net asset value per share for the Class A Shares of the Target Fund computed on the Valuation Date, calculated to the third decimal place after the decimal point. Each Institutional Class Shares, Premier Class Shares and Class A Shares shareholder of the Target Fund will receive the number of full and fractional Institutional Shares, Investor Shares and Retail Shares of the Acquiring Fund, respectively, equal as of the Valuation Date to the number of full and fractional Institutional Class Shares, Premier Class Shares and Class A Shares of the Target Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point. Each Class C Shares shareholder of the Target Fund will receive a number of full and fractional Retail Shares of the Acquiring Fund equal as of the Valuation Date to the aggregate net asset value of the Class C Shares of the Target Fund held by that shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class A Shares of the Target Fund computed on the Valuation Date, calculated to the third decimal place after the decimal point. Class A Shares and Class C Shares shareholders will not pay any contingent deferred sales charges in connection with the Reorganization.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Agreement) shall be postponed, if on the Valuation Date, either:

(a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by SEI Investments Global Funds Services, the Acquiring Fund’s accounting agent, in accordance with the valuation procedures set forth in Section 2.1 of this Agreement and confirmed by UMB Fund Services, the Target Fund’s accounting agent.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on September [__], 2018 or such other date as the parties may agree in writing (“Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately before the opening of regular trading on the NYSE on the Closing Date. The Closing may be held in person, by facsimile, email or such other communication means as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall cause UMB Bank, N.A, as custodian for the Target Fund (“Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Target Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall cause Boston Financial Data Services, as transfer agent for the Target Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Target Trust at the Closing (a) a certificate as to the opening of accounts in the Target Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, the Acquiring Fund and the Target Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET FUND AND MANIFOLD FUND ADVISORS. The Target Trust, on behalf of the Target Fund, and Manifold Fund Advisors jointly and severally represent and warrant to the Acquiring Fund as follows:

(a) The Target Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Target Fund is a separate series of the Target Trust duly authorized in accordance with the applicable provisions of the Target Trust’s Declaration of Trust, as amended.

(c) The Target Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect, and the issued and outstanding shares of the Target Fund are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Target Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Target Trust’s Declaration of Trust, as amended, or Bylaws (collectively, “Target Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Target Fund’s transfer agent and custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to the Target Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Agreement.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Trust or the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Trust and the Target Fund to carry out the transactions contemplated by this Agreement. Neither the Target Trust nor the Target Fund knows of any facts that might form a reasonable basis for the institution of such proceedings or is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The annual financial statements of the Target Fund for the fiscal year ended October 31, 2017 (copies of which have been furnished to the Acquiring Fund) have been audited by an independent registered public accounting firm. Such statements, as well as the unaudited, semi-annual financial statements for the period ended April 30, 2018 (copies of which have been furnished to the Acquiring Fund), have been prepared in accordance with generally accepted accounting principles and fairly reflect the financial condition of the Target Fund as of such dates, and there are no known contingent liabilities of the Target Fund as of such dates that are not disclosed in such statements.

(h) Since April 30, 2018, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Target Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Target Fund, there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any U.S. federal, state, local and other taxes, no waivers of the time to assess any such taxes are outstanding nor are any written requests for such waivers pending, and the Target Fund is not liable for taxes of any person other than itself (excluding in its capacity as withholding agent) and is not a party to any tax sharing or allocation agreement.

(j) All issued and outstanding shares of the Target Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund. All the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3 of this Agreement. The Target Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Target Fund and has no outstanding securities convertible into shares of the Target Fund.

(k) At the time of the Closing, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such assets free of any lien or other encumbrance, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) Other than approval by the Target Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund. Subject to approval by the Target Fund Shareholders, and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes a valid and binding obligation of the Target Trust on behalf of the Target Fund, enforceable against the Target Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(m) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other laws and regulations.

(n) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Target Trust or the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Target Trust with respect to the Target Fund for use in the Registration Statement (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, including responses to due diligence questions provided in connection with the meeting of the Board of Trustees of the Acquiring Fund to approve this Agreement, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) For each taxable year of its operations prior to the Closing Date, the Target Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (“RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Target Fund is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes. The Target Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a RIC under the Code. The consummation of the transactions contemplated by the Agreement will not cause the Target Fund to fail to be qualified as a RIC as of the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Target Trust, for itself and on behalf of the Target Fund, or the performance of this Agreement by the Target Trust, for itself and on behalf of the Target Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Target Fund as described in Section 5.2 of this Agreement.

(r) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information.

(s) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(t) The minute books and other similar records of the Target Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all material actions taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Target Fund, the Target Fund’s Board of Trustees and committees of the Target Fund’s Board of Trustees. The stock transfer ledgers and other similar records of the Target Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all material record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Target Fund shares.

(u) The Target Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder in all material respects.

(v) The Target Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Target Trust.

(w) The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. The Target Fund does not currently hold any property that it received directly or indirectly from a “C corporation”, as defined in Treas. Reg. § 1.337(d)-7(a)(2)(i), in a “conversion transaction” as defined in § 1.337(d)-7(a)(2)(ii) of the Treasury Regulations.

(x) The Target Fund is in compliance, in all material respects, with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury Regulations, and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(y) The Target Fund has maintained since its formation its [ ] fiscal year-end for U.S. federal income tax purposes, and has never changed its [ ] fiscal year-end for U.S. federal income tax purposes, by for example, filing IRS Form 1128 “Application to Adopt, Change, or retain a Tax Year.”

(z) The Target Fund has satisfied (i) all federal, state and local tax liabilities (including federal income and excise taxes) for taxes due and payable, and (ii) its calendar year 2017 excise tax and [ ] income tax distribution requirements. The Target Fund has not filed a federal Section 6662 Disclosure Statement with respect to any return.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Agreement and Declaration of Trust.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Shares, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Shares issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Shares immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Shares so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Acquiring Trust’s Agreement and Declaration of Trust or Bylaws (collectively, “Acquiring Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings or is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and subject to due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Shares, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6 of this Agreement), which will become effective prior to the Closing Date, conform, and as of the effective date of such Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of such Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(k) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Registration Statement (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, including responses to due diligence questions provided in connection with the meeting of the Board of Trustees of the Target Fund to approve this Agreement, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(l) The Acquiring Fund intends to elect and qualify as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and the consummation of the transactions contemplated by the Agreement will not cause the Acquiring Fund to fail to be qualified as a RIC from and after the Closing Date;

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

4.3 REPRESENTATIONS OF BNP. BNP represents and warrants to the Acquiring Fund and the Target Fund as follows:

(a) BNP is a corporation, duly organized, validly existing and in good standing under the laws of the State of New York.

(b) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of BNP, and subject to due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes a valid and binding obligation of BNP, enforceable against BNP in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

4.4 REPRESENTATIONS OF MANIFOLD FUND ADVISORS. Manifold Fund Advisors represents and warrants to the Acquiring Fund and the Target Fund as follows:

(a) Manifold Fund Advisors is a limited liability company, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Manifold Fund Advisors, and subject to due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes a valid and binding obligation of Manifold Fund Advisors, enforceable against Manifold Fund Advisors in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2 of this Agreement, the Target Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Target Fund will call a Special Meeting of Target Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Target Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Target Trust’s Treasurer, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (“Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders (“Registration Statement”). The Registration Statement shall include a proxy statement of the Target Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable.

5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Target Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Target Trust, the Target Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan, Lewis & Bockius LLP to render the tax opinion contemplated in this Agreement.

5.10 STATEMENT OF ASSETS AND LIABILITIES. The Target Trust, on behalf of the Target Fund, will provide the Acquiring Fund as soon as reasonably practicable following the Closing Date with (i) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (ii) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, including such information as the Acquiring Trust may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations following the Closing for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the Reorganization (“Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to their knowledge and belief, (iii) the tax books and records of the Target Fund (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1 and § 1.6045B-1(a))) for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (iv) all FASB ASC 740 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (“FIN 48 Workpapers”).

5.11 ASSIGNMENT OF RIGHTS OF ACTION AGAINST THIRD PARTIES. The Target Trust, on behalf of the Target Fund, agrees that the acquisition of all assets and assumption of all liabilities of the Target Fund by the Acquiring Trust, on behalf of the Acquiring Fund, includes any right of action against current and former service providers of the Target Fund, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Target Trust hereby assigns to the Acquiring Trust all rights, causes of action, and other claims against third parties relating to the Target Fund, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

5.12 CONFIDENTIALITY.

(a) Each party will hold, and will cause its board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the disclosing party, all non-public, confidential or proprietary information obtained from the disclosing party in connection with the transactions contemplated by this Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein or in the Confidentiality Agreement (as defined in Section 12.1 of this Agreement).

(b) In the event of a termination of this Agreement, each party agrees that it, along with its board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the disclosing party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the disclosing party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein or in the Confidentiality Agreement.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Target Fund on the Closing Date a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters as the Target Fund shall reasonably request.

6.2 The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3 The Target Fund shall have received on the Closing Date an opinion from counsel to the Acquiring Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Target Fund substantially to the effect that:

(a) The Acquiring Trust has been formed as a statutory trust and is validly existing and in good standing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Agreement and Declaration of Trust to own all of its properties and assets and to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Agreement and Declaration of Trust and Delaware state law.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the consideration of not less than net asset value has been paid, the Acquiring Fund Shares to be issued and delivered to the Target Fund on behalf of the Target Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Agreement and Declaration of Trust or Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the other parties hereto, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(g) Except as disclosed in writing to the Target Trust, such counsel knows of no material legal proceedings pending against the Acquiring Trust or the Acquiring Fund.

In rendering its opinion, counsel to the Acquiring Trust may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as counsel to the Acquiring Trust and local counsel may reasonably request of the Funds, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Target Trust and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Target Fund’s name by the Target Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Target Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Target Fund prior to or at the Closing.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from counsel to the Target Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Target Trust has been formed as a statutory trust and is validly existing and in good standing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as an open-end investment company. The Target Fund has been established as a separate series of the Trust under the Declaration of Trust, as amended, and Delaware state law.

(b) The Target Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) The Target Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Target Fund will have duly transferred such assets to the Acquiring Fund (assuming approval of Target Fund Shareholders has been obtained).

(d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Target Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Target Trust’s Declaration of Trust, as amended (assuming approval of Target Fund Shareholders has been obtained) or its Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Target Trust on behalf of the Target Fund and, assuming due authorization, execution and delivery of this Agreement by the other parties hereto, is a valid and binding obligation of the Target Trust on behalf of the Target Fund enforceable against the Target Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(g) Except as disclosed in writing to the Acquiring Trust, such counsel knows of no material legal proceedings pending against the Target Trust or the Target Fund.

In rendering its opinion, counsel to the Target Trust may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as counsel to the Target Trust and local counsel may reasonably request of the Funds, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4 As of the Closing Date, the assets of the Target Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Target Fund at least three (3) business days prior to the Closing Date as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust Governing Documents, or of investment restrictions disclosed in the Registration Statement. The Target Fund will, within five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Agreement, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund to consummate the transactions provided for herein shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Agreement):

8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with applicable law and the provisions of the Target Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Agreement.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Target Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (“Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7 The Acquiring Trust and the Target Trust shall have received an opinion of Morgan, Lewis & Bockius LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(c) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of all of the liabilities of the Target Fund and issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(d) No gain or loss will be recognized by the Target Fund upon the distribution of Acquiring Fund Shares to shareholders of the Target Fund in complete liquidation (in accordance with the Agreement) of the Target Fund pursuant to Section 361(c)(1) of the Code;

(e) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the transfer pursuant to Section 362(b) of the Code;

(f) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized;

(g) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund Shares (including fractional shares, if any, to which they may be entitled) pursuant to Section 354(a) of the Code;

(h) The aggregate tax basis of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares, if any, to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(i) The holding period of the Acquiring Fund Shares received by a shareholder of the Target Fund (including fractional shares, if any, to which they may be entitled) will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code;

(j) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code; and

(k) The consummation of the Reorganization will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Reorganization and the part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any shareholder of the Target Fund with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 8.7 of this Agreement.

ARTICLE IX
EXPENSES

9.1 The responsibility for payment of all of the customary and ordinary expenses that are related to effecting the transactions contemplated by this Agreement, whether or not the Reorganization is consummated, shall be allocated between BNP and Manifold Fund Advisors as they shall agree in writing (“Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the Registration Statement, including legal expenses; (b) postage; (c) accounting fees; (d) solicitation costs of the transaction; (e) expenses associated with the preparation of this Agreement and the Closing documents, certificates and opinions, including legal expenses; (f) expenses associated with special meetings of the Boards of Trustees of the Acquiring Trust and Target Trust in connection with the approval of the Reorganization, including legal expenses; (g) expenses associated with the Special Meeting of the Target Fund Shareholders, including legal expenses; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees).

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, (a) expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a RIC and (b) BNP and Manifold Fund Advisors will assume or pay only those expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), and the shareholders of the Target Fund and the Acquiring Fund will pay their own expenses, if any, incurred in connection with the Reorganization.

ARTICLE X

COOPERATION AND EXCHANGE OF INFORMATION

10.1 Prior to the Closing and for a reasonable time thereafter, the Target Trust and the Acquiring Trust will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any tax return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Trust shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

If applicable, the Acquiring Fund shall receive certificates following the Closing, promptly upon reasonable request, from the principal executive officer and principal financial officer, or persons performing similar functions, of the Target Trust to the effect that such principal executive officer and principal financial officer, or persons performing similar functions, of the Target Trust have concluded that, based on their evaluation of the effectiveness of the Target Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), to the best of their knowledge, the design and operation of such procedures were effective to provide reasonable assurance that information provided by the Target Trust to the Acquiring Trust with respect to the Target Fund’s operations prior to the Closing that is required to be disclosed by the Acquiring Trust on Forms N-CSR and N-Q or any forms adopted by the Commission in replacement of Forms N-CSR or N-Q.

ARTICLE XI

INDEMNIFICATION

11.1 The Acquiring Trust, solely out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Trust and each of the Target Trust’s officers and trustees and the Target Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Trust or any of its trustees or officers or the Target Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.2. Manifold Fund Advisors agrees to indemnify and hold harmless the Acquiring Trust and each of its officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Trust or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Manifold Fund Advisors of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

11.3 The Target Fund  agrees to indemnify and hold harmless the Acquiring Trust and each of its officers and trustees and the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Trust or any of its trustees or officers or the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing.

ARTICLE XII
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

12.1 Except for a separate confidentiality agreement between the Acquiring Trust and the Target Trust dated March 28, 2018 (“Confidentiality Agreement”), the parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

12.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

ARTICLE XIIi
TERMINATION

13.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Target Trust. In addition, either the Acquiring Trust or the Target Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Target Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Target Fund, respectively.

13.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any party, or its respective board members, members, shareholders and officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIV
AMENDMENTS

14.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Target Trust as specifically authorized by their respective Boards of Trustees and by proper officers of BNP and Manifold Fund Advisors; provided, however, that following the meeting of the Target Fund Shareholders called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XV
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Target Trust personally but shall bind only the property of the respective Fund, as provided in the Acquiring Trust Governing Documents and the Target Trust Governing Documents. Moreover, no series of the Target Trust or Acquiring Trust other than the Target Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Target Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Target Trust on behalf of the Target Fund and signed by authorized officers of the Acquiring Trust and the Target Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the property of the respective Fund.

15.6 Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent a party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

ARTICLE XVi
NOTICES

16.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to a party at the applicable address set forth in the first paragraph of this Agreement, or to any other address that a party shall have last designated by notice to the other parties.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

THE ADVISORS’ INNER CIRCLE FUND III, on behalf of the BNP Paribas AM U.S. Inflation-Linked Bond Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

AMERICAN INDEPENDENCE FUNDS TRUST, on behalf of the American Independence U.S. Inflation-Protected Fund

By:
	Name:	Darlene T. DeRemer
	Title:	President

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 4.3, 5.12, and 9.1 only

BNP PARIBAS ASSET MANAGEMENT USA, INC.

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 4.1, 4.4, 5.12, 9.1 and 11.2 only

MANIFOLD FUND ADVISORS, LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Target Fund’s financial performance for the past five years. Certain information reflects financial results for a single Target Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in the Target Fund (assuming reinvestment of all dividends and distributions). The information below for periods ended on or before October 31, 2017 has been audited by Grant Thornton LLP, the Target Fund’s independent registered public accounting firm, whose report is included in the Target Fund Annual Report along with the Target Fund’s financial statements. The information for the six months ended April 30, 2018 has been derived from the Target Fund’s unaudited financial statements, which are included in the Target Fund Semi-Annual Report. The Target Fund Annual Report and Target Fund Semi-Annual Report are available upon request.

Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence U.S. Inflation-Protected Fund

Institutional Class Shares
For the six months ended 4/30/2018 (unaudited)****	$10.65	$0.14		$(0.11)	$0.03	$(0.13)	$—	$(0.13)	$10.55
For the year ended
10/31/2017	$10.90	$0.18		$(0.23)	$(0.05)	$(0.20)	$—	$(0.20)	$10.65
10/31/2016	$10.37	$0.12		$0.48	$0.60	$(0.07)	$—	$(0.07)	$10.90
10/31/2015	$10.55	$0.02		$(0.19)	$(0.17)	$(0.01)	$—	$(0.01)	$10.37
10/30/2014	$10.51	$0.10	+	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55
10/31/2013	$11.78	$0.10	+	$(0.81)	$(0.71)	$(0.04)	$(0.52)	$(0.56)	$10.51

Premier Class Shares
For the six months ended 4/30/2018 (unaudited)****	$10.59	$0.12		$(0.09)	$0.03	$(0.13)	$—	$(0.13)	$10.49
For the year ended
10/31/2017	$10.85	$0.17		$(0.24)	$(0.07)	$(0.19)	$—	$(0.19)	$10.59
10/31/2016	$10.33	$0.14		$0.45	$0.59	$(0.07)	$—	$(0.07)	$10.85
10/31/2015	$10.53	$0.07		$(0.26)	$(0.19)	$(0.01)	$—	$(0.01)	$10.33
10/30/2014	$10.51	$0.08	+	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53
For the period from
4/2/2013 (c) thru 10/31/2013	$11.20	$0.01	+	$(0.69)	$(0.68)	$(0.01)	$—	$(0.01)	$10.51

Class A Shares
For the six months ended 4/30/2018 (unaudited)****	$10.59	$0.12		$(0.11)	$0.01	$(0.12)	$—	$(0.12)	$10.48
For the year ended
10/31/2017	$10.84	$0.13		$(0.24)	$(0.11)	$(0.14)	$—	$(0.14)	$10.59
10/31/2016	$10.34	$0.06		$0.48	$0.54	$(0.04)	$—	$(0.04)	$10.84
10/31/2015	$10.56	$(0.03)		$(0.18)	$(0.21)	$(0.01)	$—	$(0.01)	$10.34
10/30/2014	$10.54	$0.06	+	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56
10/31/2013	$11.84	$0.04	+	$(0.80)	$(0.76)	$(0.02)	$(0.52)	$(0.54)	$10.54

Class C Shares
For the six months ended 4/30/2018 (unaudited)****	$10.32	$0.09		$(0.11)	$(0.02)	$(0.11)	$—	$(0.11)	$10.19
For the year ended
10/31/2017	$10.57	$0.07		$(0.23)	$(0.16)	$(0.09)	$—	$(0.09)	$10.32
10/31/2016	$10.12	$0.03		$0.45	$0.48	$(0.03)	$—	$(0.03)	$10.57
10/31/2015	$10.39	$(0.07)		$(0.19)	$(0.26)	$(0.01)	$—	$(0.01)	$10.12
10/30/2014	$10.37	$(0.02	)+	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39
10/31/2013	$11.72	$(0.06)		$(0.75)	$(0.81)	$(0.02)	$(0.52)	$(0.54)	$10.37

C-1

Ratios/Supplemental Data

Total Return (excludes sales charge)**	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets***	Ratio of gross expenses to average net assets(a)***	Ratio of net investment income (loss) to average net assets***	Portfolio turnover rate(b)**

0.26%	$163,206	0.33%	0.78%	2.73%	39%
(0.48%)	$154,656	0.32%	0.68%	1.69%	134%
5.76%	$246,216	0.32%	0.68%	1.11%	173%
(1.59%)	$197,226	0.32%	0.69%	0.15%	200%
1.36%	$209,429	0.32%	0.69%	0.87%	167%
(6.36%)	$296,810	0.32%	0.68%	0.49%	193%

0.23%	$737	0.48%	0.93%	2.33%	39%
(0.65%)	$1,122	0.47%	0.83%	1.61%	134%
5.67%	$1,676	0.47%	0.83%	1.29%	173%
(1.79%)	$604	0.42%	0.79%	0.63%	200%
1.15%	$213	0.47%	0.84%	0.81%	167%

(6.45%)	$12	0.47%	0.83%	0.10%	193%

0.09%	$22,994	0.78%	1.28%	2.29%	39%
(0.97%)	$26,994	0.77%	1.18%	1.26%	134%
5.26%	$10,731	0.77%	1.18%	0.55%	173%
(1.97%)	$10,922	0.72%	1.09%	(0.30%)	200%
0.88%	$13,874	0.77%	1.19%	0.51%	167%
(6.77%)	$18,888	0.77%	1.18%	0.14%	193%

(0.19)%	$12,322	1.33%	1.78%	1.71%	39%
(1.52%)	$12,403	1.32%	1.68%	0.69%	134%
4.76%	$10,068	1.32%	1.68%	0.24%	173%
(2.48%)	$4,163	1.22%	1.59%	(0.64%)	200%
0.31%	$1,218	1.32%	1.69%	(0.27%)	167%
(7.32%)	$2,207	1.32%	1.68%	(0.51%)	193%

(a)	During the year or period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(b)	Portfolio turnover rate is calculated on the basis of the Target Fund as a whole without distinguishing between classes of shares issued.

(c)	Date of commencement of operations.

*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.

**	Not annualized for periods less than one full year.

***	Annualized for periods less than one full year.

+	Calculated based on ending shares outstanding during the period.

****	Net expense ratio may not match Prospectus due to extraordinary expense of tail insurance policy.

C-2

AMERICAN INDEPENDENCE FUNDS TRUST
AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER __, 2018

This Proxy is solicited on behalf of the Trustees of American Independence Funds Trust. The undersigned, revoking any previous proxies, hereby appoints Darlene T. DeRemer, Jane A. Kanter and Robert Rokose, or any of them, as attorneys and proxies, with full power of substitution to each, to vote the shares which the undersigned is entitled to vote at the Special Meeting of Shareholders ("Meeting") of American Independence U.S. Inflation-Protected Fund ("Target Fund"), to be held at 75 Virginia Road, North White Plains, NY 10603 on September __, 2018 at 10:00 a.m. Eastern Time and at any adjournment(s) or postponement(s) of such Meeting. As to any other matter that properly comes before the Meeting or any adjournment(s) or postponement(s) thereof, the persons appointed above may vote in accordance with their best judgment.

Receipt of the Notice of a Special Meeting and the accompanying Proxy Statement is hereby acknowledged. The shares of American Independence U.S. Inflation-Protected Fund represented hereby will be voted as indicated or FOR the proposal if no choice is indicated.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES.

The Board of Trustees recommends that you vote FOR the following Proposal:

TO VOTE MARK BLOCK BELOW IN BLUE OR BLACK INK ☒

Proposal

FOR	AGAINST	ABSTAIN
☐	☐	☐

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
/ /		

Every Shareholder Vote is Important
PLEASE VOTE YOUR PROXY

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION
to the

Registration Statement on Form N-14 Filed by:

The Advisors’ Inner Circle Fund III

on behalf of its series

BNP Paribas AM U.S. Inflation-Linked Bond Fund

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(800) 932-7781

Relating to the September [ ], 2018 Special Meeting of Shareholders of

American Independence U.S. Inflation-Protected Fund

a series of American Independence Funds Trust

[       ], 2018

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [ ], 2018, relating specifically to the Special Meeting of Shareholders of American Independence U.S. Inflation-Protected Fund to be held on September [ ], 2018 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to BNP Paribas AM U.S. Inflation-Linked Bond Fund, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-844-4BNPPAM (1-844-426-7726).

Table of Contents

Page
General Information	1
Incorporation of Documents by Reference into the Statement of Additional Information	1
Pro Forma Financial Information	1

General Information

Target Fund	Acquiring Fund
American Independence U.S. Inflation- Protected Fund, a series of American Independence Funds Trust	BNP Paribas AM U.S. Inflation-Linked Bond Fund, a series of The Advisors’ Inner Circle Fund III

This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”). Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.	Statement of Additional Information dated March 1, 2018 for the Target Fund (“Target Fund SAI”).

2.	Supplements dated March 6, 2018 to the Target Fund SAI.

3.	Statement of Additional Information dated [ ], 2018 for the Acquiring Fund.

4.	The Target Fund’s audited financial statements and related report of the independent public accounting firm included in the Target Fund Annual Report to Shareholders for the fiscal year ended October 31, 2017 (the “Target Fund Annual Report”). No other parts of the Target Fund Annual Report are incorporated herein by reference.

5.	The Target Fund’s unaudited financial statements for the fiscal period ended April 30, 2018 (the “Target Fund Semi-Annual Report”). No other parts of the Target Fund Semi-Annual Report are incorporated herein by reference.

Because the Acquiring Fund was newly created for purposes of the Reorganization, the Acquiring Fund has not published an annual or semi-annual report to shareholders.

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, the Target Fund is proposed to be reorganized into the Acquiring Fund. Pro forma financial information has not been prepared for the Reorganization because the Acquiring Fund is a newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Fund. The Target Fund will be the accounting survivor of the Reorganization.

1

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust’s Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust’s By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1)(a) The Advisors’ Inner Circle Fund III’s (the “Registrant”) Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(1)(b) Registrant’s Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(2) Registrant’s Amended and Restated By-Laws, dated September 18, 2014, is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is attached as Exhibit A to the Proxy Statement/Prospectus contained in this Registration Statement.

(5)(a) See Article III of the Registrant’s Agreement and Declaration of Trust, which has been incorporated by reference into Exhibit (1)(b) of this Registration Statement.

(5)(b) See Article 2 of the Registrant’s Amended and Restated By-Laws, which have been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital, LLC (“NorthPointe”), relating to the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund (together, the “NorthPointe Funds”), is incorporated herein by reference to Exhibit (d)(1) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(6)(a)(ii) Amended Schedule A, dated [ ], to the Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, to be filed by amendment to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858).

(6)(a)(iii) Investment Advisory Agreement, dated December 5, 2016, between the Registrant and Fiera Capital Inc. (“Fiera”), relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (d)(1)(iii) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(6)(a)(iv) Investment Advisory Agreement, dated September 15, 2017, between the Registrant and Logan Circle Partners L.P. (“Logan Circle Partners”), relating to the Logan Circle Partners Core Plus Fund and Logan Circle Partners Multi-Sector Fixed Income Fund (together, the “Logan Circle Partners Funds”), is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(6)(a)(v) Investment Advisory Agreement, dated February 26, 2015, between the Registrant and Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors”), relating to the Catholic Investor Core Bond Fund (formerly, Knights of Columbus Core Bond Fund), Catholic Investor Limited Duration Fund (formerly, Knights of Columbus Limited Duration Bond Fund), Catholic Investor Large Cap Growth Fund (formerly, Knights of Columbus Large Cap Growth Fund), Catholic Investor Large Cap Value Fund (formerly, Knights of Columbus Large Cap Value Fund), Catholic Investor Small Cap Fund (formerly, Knights of Columbus Small Cap Equity Fund) and Catholic Investor International Equity Fund (formerly, Knights of Columbus International Equity Fund) (together, the “Catholic Investor Funds”), is incorporated herein by reference to Exhibit (d)(1)(v) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(6)(a)(vi) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and Chiron Investment Management, LLC (“Chiron”), relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit (d)(1)(vii) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(6)(a)(vii) Amended Schedule A, dated September 30, 2017, to the Investment Advisory Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron SMid Opportunities Fund (together with the Chiron Capital Allocation Fund, the “Chiron Funds”), is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(6)(a)(viii) Investment Advisory Agreement, dated October 30, 2015, between the Registrant and PineBridge Investments LLC (“PineBridge”), relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(6)(a)(ix) Investment Advisory Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, LLC (“Strategic Global Advisors”), relating to the SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund (together, the “Strategic Global Advisors Funds”), is incorporated herein by reference to Exhibit (d)(1)(viii) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(6)(a)(x) Investment Advisory Agreement, dated November 1, 2016, between the Registrant and RWC Asset Advisors (US) LLC (“RWC”), relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(ix) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(6)(a)(xi) Investment Advisory Agreement, dated October 19, 2016, between the Registrant and Chilton Investment Company, LLC (“Chilton”), relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(1)(x) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(6)(a)(xii) Investment Advisory Agreement, dated December 15, 2016, between the Registrant and GQG Partners LLC (“GQG Partners”), relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(1)(xi) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(6)(a)(xiii) Investment Advisory Agreement, dated February 6, 2017, between the Registrant and BNP PARIBAS ASSET MANAGEMENT USA, Inc. (“BNPP AM USA”) (f/k/a Fischer Francis Trees & Watts, Inc.), relating to the BNP Paribas AM Absolute Return Fixed Income Fund, BNP Paribas AM Global Inflation-Linked Bond Fund, BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM MBS Fund, BNP Paribas AM U.S. Small Cap Equity Fund and BNP Paribas AM U.S. Inflation-Linked Bond Fund (together, the “BNP Paribas AM Funds”), is incorporated herein by reference to Exhibit (d)(1)(xiii) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(6)(a)(xiv) Amended Schedule A, dated June 23, 2017, to the Investment Advisory Agreement, dated February 6, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(1)(xiv) of Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-001070 on November 28, 2017.

(6)(a)(xv) Investment Advisory Agreement, dated July 17, 2017, between the Registrant and Investec Asset Management North America, Inc. (“Investec”), relating to the Investec Global Franchise Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(6)(a)(xvi) Investment Advisory Agreement, dated May 18, 2018, between the Registrant and Penn Mutual Asset Management, LLC (“PMAM”), relating to the Penn Mutual AM Unconstrained Bond Fund, is incorporated herein by reference to Exhibit (d)(1)(xvii) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-007885 on May 22, 2018.

(6)(b)(i) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Karya Capital Management LP (“Karya”), is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(6)(b)(ii) Investment Sub-Advisory Agreement, dated December 5, 2016, between Fiera and Mizuho Alternative Investments, LLC (“MAI”), is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000442 on April 21, 2017.

(6)(b)(iii) Amended and Restated Investment Sub-Advisory Agreement, dated December 7, 2016, between Fiera and Acadian Asset Management LLC (“Acadian”), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(6)(b)(iv) Investment Sub-Advisory Agreement, dated February 26, 2015, between Knights of Columbus Asset Advisors and Boston Advisors, LLC (“Boston Advisors”), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000079 on February 26, 2015.

(6)(b)(v) Investment Sub-Advisory Agreement, dated July 24, 2017, between BNPP AM USA and BNP PARIBAS ASSET MANAGEMENT UK Limited (“BNPP AM UK”), is incorporated herein by reference to Exhibit (d)(2)(vi) of Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-001070 on November 28, 2017.

(6)(c)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(2) of the Registrant’s Pre-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000204 on March 19, 2014.

(6)(c)(ii) Amended Schedule A, dated February 28, 2018, to the Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(6)(c)(iii) Expense Limitation Agreement, dated December 6, 2016, between the Registrant and Fiera, relating to the Fiera Capital Diversified Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(6)(c)(iv) Expense Limitation Agreement, dated September 15, 2017, between the Registrant and Logan Circle Partners, relating to the Logan Circle Partners Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(6)(c)(v) Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Catholic Investor Funds, is incorporated herein by reference to Exhibit (d)(3)(v) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(6)(c)(vi) Amended Schedule A, dated February 29, 2016 to the Amended and Restated Expense Limitation Agreement, dated June 24, 2015, between the Registrant and Knights of Columbus Asset Advisors, relating to the Catholic Investor Funds, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(6)(c)(vii) Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron Capital Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(vii) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(6)(c)(viii) Amended and Restated Schedule A, dated February 28, 2018, to the Expense Limitation Agreement, dated October 30, 2015, between the Registrant and Chiron, relating to the Chiron Funds, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(6)(c)(ix) Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(viii) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(6)(c)(x) Amended Schedule A, dated February 14, 2017, to the Expense Limitation Agreement, dated December 23, 2015, between the Registrant and PineBridge, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(6)(c)(xi) Expense Limitation Agreement, dated September 22, 2016, between the Registrant and Strategic Global Advisors, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit (d)(3)(ix) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(6)(c)(xii) Expense Limitation Agreement, dated November 1, 2016, between the Registrant and RWC, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(x) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(6)(c)(xiii) Expense Limitation Agreement, dated October 19, 2016, between the Registrant and Chilton, relating to the Chilton Strategic European Equities Fund, is incorporated herein by reference to Exhibit (d)(3)(xi) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(6)(c)(xiv) Expense Limitation Agreement, dated December 15, 2016, between the Registrant and GQG Partners, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (d)(3)(xii) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(6)(c)(xv) Expense Limitation Agreement, dated February 28, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(3)(xvii) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(6)(c)(xvi) Amended Schedule A, dated January 26, 2018, to the Expense Limitation Agreement, dated February 28, 2017, between the Registrant and BNPP AM USA, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (d)(3)(xvi) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(6)(c)(xvii) Expense Limitation Agreement, dated July 17, 2017, between the Registrant and Investec, relating to the Investec Global Franchise Fund, is incorporated herein by reference to Exhibit (d)(3)(xx) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(6)(c)(xviii) Amended Schedule A, dated February 13, 2018, to the Expense Limitation Agreement, dated July 17, 2017, between the Registrant and Investec, relating to the Investec Global Franchise Fund, is incorporated herein by reference to Exhibit (d)(3)(xix) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(6)(c)(xix) Expense Limitation Agreement, dated May 18, 2018, between the Registrant and PMAM, relating to the Penn Mutual AM Unconstrained Bond Fund, is incorporated herein by reference to Exhibit (d)(3)(xx) of Post-Effective Amendment No. 130 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-007885 on May 22, 2018.

(7)(a) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co. (“SIDCO”), is incorporated herein by reference to Exhibit (e) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(7)(b) Amendment No. 1, dated December 7, 2017, to the Distribution Agreement, dated February 12, 2014, between the Registrant and SIDCO, is incorporated herein by reference to Exhibit (e)(1)(ii) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(8) Not Applicable.

(9)(a) Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(9)(b) Amended Schedule I, dated October 1, 2014, to the Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g)(1)(ii) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.

(9)(c) Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(9)(d) Amendment, dated November 6, 2015, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3)(i) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(9)(e) Amendment, dated September 27, 2016, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(2)(i) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(9)(f) Amendment, dated April 27, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(2)(iv) of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(9)(g) Amendment, dated September 12, 2017, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., is incorporated herein by reference to Exhibit (g)(2)(v) of Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000992 on September 29, 2017.

(9)(h) Amendment, dated May 18, 2018, to the Custodian Agreement, dated November 25, 2014, between the Registrant and Brown Brothers Harriman & Co., to be filed by amendment to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858).

(10)(a)(i) Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(10)(a)(ii) Amended Schedule A, dated June 22, 2017, to the Amended and Restated Distribution Plan, dated March 3, 2015, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(10)(b)(i) Registrant’s Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 12, 2014, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(10)(b)(ii) Schedule D and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Catholic Investor Funds, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000464 on July 14, 2015.

(10)(b)(iii) Schedule F and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the PineBridge Dynamic Asset Allocation Fund, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000935 on December 23, 2015.

(10)(b)(iv) Schedule G and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the Strategic Global Advisors Funds, is incorporated herein by reference to Exhibit (n)(4) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(10)(b)(v) Schedule H and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the RWC Global Emerging Equity Fund, is incorporated herein by reference to Exhibit (n)(5) of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001783 on October 21, 2016.

(10)(b)(vi) Schedule I and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the GQG Partners Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (n)(6) of Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001937 on December 28, 2016.

(10)(b)(vii) Amended and Restated Schedule J and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the BNP Paribas AM Funds, is incorporated herein by reference to Exhibit (n)(7) of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(10)(b)(viii) Amended and Restated Schedule A and Certificates of Class Designation to the Registrant’s Amended and Restated Rule 18f-3 Plan, dated February 12, 2014, relating to the NorthPointe Funds, to be filed by amendment to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858).

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is filed herewith.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a)(i) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services (“SEI GFS”), is incorporated herein by reference to Exhibit (h)(1) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(13)(a)(ii) Amendment No. 1, dated March 31, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(ii) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(13)(a)(iii) Amendment No. 2, dated June 23, 2016, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(iii) of Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001760 on September 28, 2016.

(13)(a)(iv) Amendment No. 3, dated December 7, 2017, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(iv) of Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-18-000054 on January 26, 2018.

(13)(a)(v) Form of Amendment to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(v) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(13)(b)(i) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of the Registrant’s Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(13)(b)(ii) Advisor Complex Schedule relating to the NorthPointe Funds, dated [ ], to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., to be filed by amendment to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858).

(13)(b)(iii) Advisor Complex Schedule relating to the Fiera Capital Diversified Alternatives Fund (f/k/a Rothschild Larch Lane Alternatives Fund), dated July 25, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(b) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(13)(b)(iv) Advisor Complex Schedule relating to the Logan Circle Partners Funds, dated December 18, 2014, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(d) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(13)(b)(v) Advisor Complex Schedule relating to the Catholic Investor Funds, dated January 21, 2015, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(e) of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-17-000150 on February 28, 2017.

(13)(b)(vi) Advisor Complex Schedule relating to the Strategic Global Advisors Funds, dated September 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(f) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(13)(b)(vii) Advisor Complex Schedule relating to the RWC Global Emerging Equity Fund, dated December 30, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(g) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(13)(b)(viii) Advisor Complex Schedule relating to the GQG Partners Emerging Markets Equity Fund, dated December 28, 2016, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(h) of Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000062 on January 27, 2017.

(13)(b)(ix) Advisor Complex Schedule relating to the Investec Global Franchise Fund, dated December 11, 2017, to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(2)(i)(h) of Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001398344-18-003034 on February 28, 2018.

(13)(b)(x) Advisor Complex Schedule relating to the Penn Mutual AM Unconstrained Bond Fund, dated [ ], to the Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., to be filed by amendment to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858).

(13)(c)(i) Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000574 on August 26, 2015.

(13)(c)(ii) Amendment, dated November 3, 2015, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(a) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-15-000852 on November 23, 2015.

(13)(c)(iii) Amendment, dated October 2016, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(b) of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001808 on October 28, 2016.

(13)(c)(iv) Amendment, dated February 22, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(c) of Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000186 on March 6, 2017.

(13)(c)(v) Amendment, dated May 3, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(d) of Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000529 on May 19, 2017.

(13)(c)(vi) Amendment, dated September 20, 2017, to the Transfer Agency Services Agreement, dated August 18, 2015, between the Registrant and Atlantic Shareholder Services, LLC, is incorporated herein by reference to Exhibit (h)(2)(ii)(e) of Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000965 on September 27, 2017.

(13)(d)(i) Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-16-001068 on February 26, 2016.

(13)(d)(ii) Amended Exhibit A, dated June 22, 2017, to the Amended and Restated Shareholder Services Plan, dated December 10, 2015, is incorporated herein by reference to Exhibit (h)(3)(ii) of Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-17-000615 on June 23, 2017.

(14)(a) Consent of Grant Thornton LLP is filed herewith.

(14)(b) Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15) Not Applicable.

(16)(a) Powers of Attorney for Messrs. Michael Beattie, Stephen Connors, William M. Doran, Jon C. Hunt, Randall S. Yanker, Thomas P. Lemke and Jay C. Nadel are filed herewith.

(16)(b) Resolution adopted by the Board of Trustees of the Registrant on April 19, 2018 is filed herewith.

(17)(a) Prospectus dated March 1, 2018 for American Independence Funds Trust (the “Target Trust”), with respect to the American Independence U.S. Inflation-Protected Fund (the “Target Fund”) (the “Target Fund Prospectus”), and the Statement of Additional Information dated March 1, 2018 for the Target Trust, with respect to the Target Fund (the “Target Fund SAI”), are incorporated herein by reference to Post-Effective Amendment No. 130 to the Target Trust’s Registration Statement on Form N-1A (File No. 333-192858) filed with the SEC via EDGAR on February 28, 2018, Accession No. 0001615774-18-001498.

(17)(b) Supplement dated March 6, 2018 to the Target Fund Prospectus and Target Fund SAI is incorporated herein by reference to the definitive materials filed with the SEC via EDGAR on March 6, 2018 pursuant to Rule 497 under the 1933 Act (File No. 333-192858), Accession No. 0001615774-18-001623.

(17)(c) Supplement dated March 6, 2018 to the Target Fund Prospectus and Target Fund SAI is incorporated herein by reference to the definitive materials filed with the SEC via EDGAR on March 6, 2018 pursuant to Rule 497 under the 1933 Act (File No. 333-192858), Accession No. 0001615774-18-001624.

(17)(d) Prospectus and Statement of Additional Information each dated [ ] for the Registrant, with respect to the BNP Paribas AM U.S. Inflation-Linked Bond Fund (the “Acquiring Fund”), are incorporated herein by reference to Post-Effective Amendment No. [ ] to the Registrant’s Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR on [ ], Accession No. [ ].

(17)(e) The audited financial statements and related report of the independent public accounting firm included in the Target Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, with respect to the Target Fund, are incorporated herein by reference to the Annual Certified Shareholder Report on Form N-CSR (File No. 811-21757) filed with the SEC via EDGAR on January 4, 2018, Accession. No. 0001398344-18-000167.

(17)(f) The unaudited financial statements included in the Target Trust’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2018, with respect to the Target Fund, are incorporated herein by reference to the Semi-Annual Certified Shareholder Report on Form N-CSRS (File No. 811-21757) filed with the SEC via EDGAR on July 6, 2018, Accession No. 0001398344-18-009819.

ITEM 17. UNDERTAKINGS:

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of July, 2018.

THE ADVISORS’ INNER CIRCLE FUND III

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 25, 2018
William M. Doran

*	Trustee	July 25, 2018
Jon C. Hunt

*	Trustee	July 25, 2018
Thomas P. Lemke

*	Trustee	July 25, 2018
Jay C. Nadel

*	Trustee	July 25, 2018
Randall S. Yanker

*	President	July 25, 2018
Michael Beattie

*	Treasurer, Controller & Chief Financial Officer	July 25, 2018
Stephen Connors

* By:	/s/ Dianne M. Descoteaux
Dianne M. Descoteaux
Attorney-in-Fact

EXHIBIT INDEX

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered
(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters
(14)(a)	Consent of Grant Thornton LLP
(14)(b)	Consent of Morgan, Lewis & Bockius LLP
(16)(a)	Powers of Attorney for Messrs. Michael Beattie, Stephen Connors, William M. Doran, Jon C. Hunt, Randall S. Yanker, Thomas P. Lemke and Jay C. Nadel
(16)(b)	Resolution adopted by the Board of Trustees of the Registrant on April 19, 2018